Consolidated Statements of Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Statement Of Stockholders Equity [Abstract]
Pension and postretirement funded status adjustment tax impact	$ 340	$ 3,388	$ 3,454
Cash dividends declared per share	$ 0.56	$ 0.56	$ 0.52